Operating Segments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
OPERATING COSTS AND EXPENSES	R$ 21,311,842	R$ 18,867,990	R$ 18,092,563
Finance income	1,343,658	1,184,779	1,069,116
Tax expense (income)	577,618	599,435	354,057
Profit (loss) from discontinued operations		(56,509)	(85,764)
NET INCOME	2,687,939	2,799,370	2,327,168
Elimination of intersegment amounts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	(2,801,388)	(2,577,379)	(2,940,384)
Revenue from sale of goods, related party transactions	0	0	0
Net operating revenue - between segments	(2,801,388)	(2,577,379)	(2,940,384)
OPERATING COSTS AND EXPENSES	2,801,388	2,577,379	2,940,384
Energy purchased for resale	2,313,398	2,104,284	2,492,703
Charges for use of the main transmission grid	481,722	471,664	442,919
Personnel and management	0	0	0
Pension and healthcare plans	0	0	0
Materials and supplies	0	0	0
Raw materials and supplies for generation		772	1,301
Natural gas and supplies for gas business		0	0
Third party services	1,619	2,926	3,337
Depreciation and amortization	0	0	0
Provision (reversal) for litigations	0	0	0
Impairment loss	0	0	0
Other estimated losses, provisions and reversals	0	0	0
ConstructionCost	0	0	0
ProvisionForAllocationOfPisAndCofinsCredit			0
OtherOperatingIncomeExpense3	4,649	(2,267)	124
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	0	0	0
Finance income	(5)	(6,967)	(6,777)
FinanceCost	5	6,967	6,777
OPERATING PROFIT (LOSS)	0	0	0
Tax expense (income)	0	4,036	0
Net income from continuing operations	0	4,036	0
Profit (loss) from discontinued operations		0	0
NET INCOME	0	4,036	0
Total [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	26,116,856	22,651,036	21,479,468
Revenue from sale of goods, related party transactions	26,116,856	22,651,036	21,479,468
Net operating revenue - between segments	0	0	0
OPERATING COSTS AND EXPENSES	(21,311,842)	(18,867,990)	(18,092,563)
Energy purchased for resale	(11,110,778)	(8,924,895)	(7,716,190)
Charges for use of the main transmission grid	(2,755,534)	(2,865,490)	(2,896,710)
Personnel and management	(960,788)	(1,081,797)	(1,878,332)
Pension and healthcare plans	(234,547)	(259,352)	(260,159)
Materials and supplies	(108,061)	(86,882)	(102,667)
Raw materials and supplies for generation		(936)	(17,654)
Natural gas and supplies for gas business		0	0
Third party services	(1,192,282)	(1,074,308)	(996,312)
Depreciation and amortization	(1,481,886)	(1,465,478)	(1,382,040)
Provision (reversal) for litigations	(165,772)	(222,251)	(157,668)
Impairment loss	(2,276)	(24,165)	177,693
Other estimated losses, provisions and reversals	(107,291)	(98,686)	(112,260)
ConstructionCost	(3,272,763)	(2,522,908)	(2,319,720)
ProvisionForAllocationOfPisAndCofinsCredit			0
OtherOperatingIncomeExpense3	75,584	(240,842)	(430,544)
Share of profit (loss) of associates and joint ventures accounted for using equity method	239,997	281,202	307,809
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	5,045,011	4,064,248	3,694,714
Finance income	1,343,658	1,184,779	1,085,682
FinanceCost	(3,142,010)	(2,341,793)	(2,290,672)
OPERATING PROFIT (LOSS)	3,246,659	2,907,234	2,489,724
Tax expense (income)	(577,618)	(599,435)	354,057
Net income from continuing operations	2,669,041	2,307,799	2,135,667
Profit (loss) from discontinued operations	18,898	491,571	191,501
NET INCOME	2,687,939	2,799,370
Electricity Get GER [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	3,913,035	3,477,696	4,179,457
Revenue from sale of goods, related party transactions	1,906,130	1,473,628	1,764,212
Net operating revenue - between segments	2,006,905	2,004,068	2,415,245
OPERATING COSTS AND EXPENSES	(1,797,803)	(2,348,476)	(2,372,792)
Energy purchased for resale	(518,911)	(195,695)	(214,198)
Charges for use of the main transmission grid	(547,265)	(625,586)	(658,229)
Personnel and management	(171,993)	(218,436)	(368,744)
Pension and healthcare plans	(38,415)	(46,764)	(49,626)
Materials and supplies	(32,395)	(15,620)	(20,937)
Raw materials and supplies for generation		(1,880)	(19,113)
Natural gas and supplies for gas business		0	0
Third party services	(221,785)	(249,558)	(242,712)
Depreciation and amortization	(741,111)	(821,258)	(843,480)
Provision (reversal) for litigations	(13,223)	(24,462)	(8,204)
Impairment loss	2,276	(24,165)	285,825
Other estimated losses, provisions and reversals	(204)	(13,172)	(7,109)
ConstructionCost	0	0	0
ProvisionForAllocationOfPisAndCofinsCredit			0
OtherOperatingIncomeExpense3	485,223	(111,880)	(226,265)
Share of profit (loss) of associates and joint ventures accounted for using equity method	18,706	14,431	16,651
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	2,133,938	1,143,651	1,823,316
Finance income	355,234	294,113	333,990
FinanceCost	(866,443)	(778,328)	(791,547)
OPERATING PROFIT (LOSS)	1,622,729	659,436	1,365,759
Tax expense (income)	(258,833)	(197,338)	(228,373)
Net income from continuing operations	1,363,896	462,098	1,137,386
Profit (loss) from discontinued operations	18,898	12,004	0
NET INCOME	1,382,794	474,102	1,137,386
Electricity Get TRA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	1,388,544	1,144,481	1,096,351
Revenue from sale of goods, related party transactions	936,026	708,119	687,829
Net operating revenue - between segments	452,518	436,362	408,522
OPERATING COSTS AND EXPENSES	(651,309)	(294,559)	(474,506)
Energy purchased for resale	0	0	(14,741)
Charges for use of the main transmission grid	0	0	0
Personnel and management	(131,096)	(141,042)	(247,393)
Pension and healthcare plans	(31,113)	(32,041)	(33,003)
Materials and supplies	(6,675)	(5,711)	(5,583)
Raw materials and supplies for generation		0	0
Natural gas and supplies for gas business		0	0
Third party services	(64,577)	(55,001)	(50,019)
Depreciation and amortization	(19,428)	(17,069)	(16,207)
Provision (reversal) for litigations	(4,691)	(9,340)	(12,777)
Impairment loss	0	0	0
Other estimated losses, provisions and reversals	(5,855)	(9,007)	(2,334)
ConstructionCost	(245,239)	(95,610)	(85,181)
ProvisionForAllocationOfPisAndCofinsCredit			0
OtherOperatingIncomeExpense3	(142,635)	70,262	(7,268)
Share of profit (loss) of associates and joint ventures accounted for using equity method	222,637	262,463	283,939
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	959,872	1,112,385	905,784
Finance income	135,581	90,377	66,922
FinanceCost	(583,794)	(301,485)	(344,524)
OPERATING PROFIT (LOSS)	511,659	901,277	628,182
Tax expense (income)	(37,950)	(97,961)	1,779
Net income from continuing operations	473,709	803,316	629,961
Profit (loss) from discontinued operations	0	0	0
NET INCOME	473,709	803,316	629,961
Electricity Energy DIS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	19,202,210	17,030,454	15,085,707
Revenue from sale of goods, related party transactions	19,170,722	16,992,784	15,048,581
Net operating revenue - between segments	31,488	37,670	37,126
OPERATING COSTS AND EXPENSES	(17,124,300)	(15,048,163)	(13,983,117)
Energy purchased for resale	(8,595,124)	(7,308,796)	(6,074,752)
Charges for use of the main transmission grid	(2,689,991)	(2,729,154)	(2,715,273)
Personnel and management	(538,360)	(636,853)	(1,174,906)
Pension and healthcare plans	(153,082)	(168,977)	(167,533)
Materials and supplies	(65,226)	(63,493)	(74,501)
Raw materials and supplies for generation		0	0
Natural gas and supplies for gas business		0	0
Third party services	(865,301)	(719,122)	(643,999)
Depreciation and amortization	(712,266)	(592,226)	(521,301)
Provision (reversal) for litigations	(144,331)	(168,067)	(101,960)
Impairment loss	0	0	0
Other estimated losses, provisions and reversals	(99,365)	(75,402)	(99,123)
ConstructionCost	(3,027,524)	(2,427,298)	(2,234,539)
ProvisionForAllocationOfPisAndCofinsCredit			0
OtherOperatingIncomeExpense3	(233,730)	(158,775)	(175,230)
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	2,077,910	1,982,291	1,102,590
Finance income	643,829	516,031	479,944
FinanceCost	(1,429,691)	(1,041,951)	(955,046)
OPERATING PROFIT (LOSS)	1,292,048	1,456,371	627,488
Tax expense (income)	(219,541)	(322,349)	(58,368)
Net income from continuing operations	1,072,507	1,134,022	569,120
Profit (loss) from discontinued operations	0	0	0
NET INCOME	1,072,507	1,134,022	569,120
Electricity Energy COM [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	4,402,327	3,568,463	4,056,904
Revenue from sale of goods, related party transactions	4,091,850	3,470,172	3,978,846
Net operating revenue - between segments	310,477	98,291	78,058
OPERATING COSTS AND EXPENSES	(4,349,494)	(3,553,557)	(3,948,286)
Energy purchased for resale	(4,310,141)	(3,524,688)	(3,908,484)
Charges for use of the main transmission grid	0	0	0
Personnel and management	(20,839)	(14,462)	(21,133)
Pension and healthcare plans	(1,741)	(1,737)	(1,877)
Materials and supplies	(303)	(114)	(77)
Raw materials and supplies for generation		0	0
Natural gas and supplies for gas business		0	0
Third party services	(4,064)	(4,603)	(3,389)
Depreciation and amortization	(1,889)	(1,746)	(2,003)
Provision (reversal) for litigations	(246)	178	(233)
Impairment loss	0	0	0
Other estimated losses, provisions and reversals	(1,566)	(958)	(3,694)
ConstructionCost	0	0	0
ProvisionForAllocationOfPisAndCofinsCredit			0
OtherOperatingIncomeExpense3	(8,705)	(5,427)	(7,396)
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	52,833	14,906	108,618
Finance income	37,670	40,813	38,577
FinanceCost	(551)	(325)	(717)
OPERATING PROFIT (LOSS)	89,952	55,394	146,478
Tax expense (income)	(22,310)	(11,310)	(40,928)
Net income from continuing operations	67,642	44,084	105,550
Profit (loss) from discontinued operations	0	0	0
NET INCOME	67,642	44,084	105,550
GAS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES		562,129	978,581
Revenue from sale of goods, related party transactions		13,618	17,014
Net operating revenue - between segments		548,511	961,567
OPERATING COSTS AND EXPENSES		(503,516)	(814,455)
Energy purchased for resale		0	0
Charges for use of the main transmission grid		0	0
Personnel and management		(33,621)	(43,201)
Pension and healthcare plans		(4,083)	(6,222)
Materials and supplies		(416)	(1,574)
Raw materials and supplies for generation		0	0
Natural gas and supplies for gas business		(397,554)	(678,885)
Third party services		(10,650)	(13,861)
Depreciation and amortization		(27,146)	(41,148)
Provision (reversal) for litigations		(32)	(263)
Impairment loss		0	0
Other estimated losses, provisions and reversals		(7,509)	(285)
ConstructionCost		(13,618)	(17,010)
ProvisionForAllocationOfPisAndCofinsCredit			0
OtherOperatingIncomeExpense3		(8,887)	(12,006)
Share of profit (loss) of associates and joint ventures accounted for using equity method		0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		58,613	164,126
Finance income		29,114	36,559
FinanceCost		(39,721)	(48,316)
OPERATING PROFIT (LOSS)		48,006	152,369
Tax expense (income)		(17,301)	(40,750)
Net income from continuing operations		30,705	111,619
Profit (loss) from discontinued operations		0	0
NET INCOME		30,705	111,619
Holding And Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	0	0	0
Revenue from sale of goods, related party transactions	0	0	0
Net operating revenue - between segments	0	0	0
OPERATING COSTS AND EXPENSES	(178,244)	(192,548)	(218,272)
Energy purchased for resale	0	0	0
Charges for use of the main transmission grid	0	0	0
Personnel and management	(98,092)	(73,864)	(72,537)
Pension and healthcare plans	(10,120)	(10,152)	(8,853)
Materials and supplies	(3,415)	(1,946)	(1,609)
Raw materials and supplies for generation		0	0
Natural gas and supplies for gas business		0	0
Third party services	(32,959)	(48,483)	(68,186)
Depreciation and amortization	(4,160)	(3,245)	(4,700)
Provision (reversal) for litigations	(3,281)	(20,735)	(44,815)
Impairment loss	0	0	0
Other estimated losses, provisions and reversals	(2)	0	0
ConstructionCost	0	0	0
ProvisionForAllocationOfPisAndCofinsCredit			0
OtherOperatingIncomeExpense3	(26,215)	(34,123)	(17,572)
Share of profit (loss) of associates and joint ventures accounted for using equity method	(1,346)	4,308	7,219
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	(179,590)	(188,240)	(211,053)
Finance income	165,662	248,195	182,829
FinanceCost	(250,001)	(223,032)	(203,206)
OPERATING PROFIT (LOSS)	(263,929)	(163,077)	(231,430)
Tax expense (income)	(38,816)	18,192	4,962
Net income from continuing operations	(302,745)	(144,885)	(226,468)
Profit (loss) from discontinued operations	0	458,342	0
NET INCOME	(302,745)	313,457	(226,468)
Reclassifications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES		(561,141)	(977,148)
Revenue from sale of goods, related party transactions		(13,618)	(17,014)
Net operating revenue - between segments		(547,523)	(960,134)
OPERATING COSTS AND EXPENSES		502,579	778,481
Energy purchased for resale		0	3,282
Charges for use of the main transmission grid		17,586	33,873
Personnel and management		36,745	49,582
Pension and healthcare plans		4,447	6,955
Materials and supplies		434	1,614
Raw materials and supplies for generation		172	158
Natural gas and supplies for gas business		397,554	678,885
Third party services		14,134	22,517
Depreciation and amortization		0	46,799
Provision (reversal) for litigations		207	10,584
Impairment loss		0	(108,132)
Other estimated losses, provisions and reversals		7,509	285
ConstructionCost		13,618	17,010
ProvisionForAllocationOfPisAndCofinsCredit			0
OtherOperatingIncomeExpense3		10,173	15,069
Share of profit (loss) of associates and joint ventures accounted for using equity method		0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		(58,562)	(198,667)
Finance income		(30,182)	(46,362)
FinanceCost		40,988	45,907
OPERATING PROFIT (LOSS)		(47,756)	(199,122)
Tax expense (income)		26,531	7,621
Net income from continuing operations		(21,225)	(191,501)
Profit (loss) from discontinued operations		21,225	191,501
NET INCOME		0	R$ 0
SER [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	12,128	6,333
Revenue from sale of goods, related party transactions	12,128	6,333
Net operating revenue - between segments	0	0
OPERATING COSTS AND EXPENSES	(12,080)	(7,129)
Energy purchased for resale	0	0
Charges for use of the main transmission grid	0	0
Personnel and management	(408)	(264)
Pension and healthcare plans	(76)	(45)
Materials and supplies	(47)	(16)
Raw materials and supplies for generation		0
Natural gas and supplies for gas business		0
Third party services	(5,215)	(3,951)
Depreciation and amortization	(3,032)	(2,788)
Provision (reversal) for litigations	0	0
Other estimated losses, provisions and reversals	(299)	(147)
ConstructionCost	0	0
OtherOperatingIncomeExpense3	(3,003)	82
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	48	(796)
Finance income	5,687	3,285
FinanceCost	(11,535)	(4,906)
OPERATING PROFIT (LOSS)	(5,800)	(2,417)
Tax expense (income)	(168)	(1,935)
Net income from continuing operations	(5,968)	(4,352)
Profit (loss) from discontinued operations	0	0
NET INCOME	R$ (5,968)	R$ (4,352)